Collaboration Arrangement	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Collaborative Arrangement Disclosure [Abstract]
Collaboration Arrangement
6.	COLLABORATION ARRANGEMENT
The Company’s collaboration revenue is generated through collaboration arrangements with Ingredion. Starting in December 2015, the Company entered into a Master Collaboration and Exclusive License Agreement and related amendments (collectively, the “Ingredion Agreements”) with Ingredion to develop a semicontinuous cell-free production process for the commercial production of certain molecules using biological synthesis tools and proprietary technology developed by GreenLight. The parties have mutually agreed to end the collaboration and an official termination notice was received on September 30, 2021.
As per the Ingredion Agreements, (a) the Company and Ingredion were to agree to specific collaboration projects from time to time and the Company was to be compensated by Ingredion for each project according to an agreed-upon
billing schedule, (b) Ingredion was to make payments to the Company upon achievement of specific technical milestones, and (c) Ingredion was also to make royalty payments, including annual minimum royalty payments, to the Company if and when certain commercial and regulatory milestones are met.
The Company recognized funded research and collaboration revenue of $962 and $0 in the consolidated statements of operations for the nine months ended September 30, 2020, and 2021, respectively, related to specific collaboration projects associated with the Ingredion Agreements. Costs associated with the Ingredion Agreements were recorded as research and development expenses.
Under the Ingredion Agreements, the Company was entitled to receive up to $12,000 in milestone payments upon the achievement of six separate milestones, including demonstration of feasibility, achievement of pilot scale production that satisfies specified volume, yield, and cost targets (“Milestone 2”), and achievement of commercial scale production that satisfies specified volume, yield, and cost targets, as well as achievement of three separate targets for net sales by Ingredion of products based on the licensed technology. At the end of each reporting period, the Company re-evaluated the probability of achievement of Milestone 2 and any related constraint, and if necessary, adjusted its estimate of the overall transaction price. Any such adjustments were added to the transaction price with a corresponding adjustment being made to the measure of progress, and, as necessary, recorded on a cumulative catch-up basis,
which would have affected collaboration revenue in the period of adjustment. As of September 30, 2021, no milestones had been achieved, and the Ingredion Agreements had been terminated. As such, no milestone payments have been included in the transaction price.
For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). The Company was entitled to receive royalties on net sales by Ingredion of products based on the licensed technology. The royalty rate was in the mid-single
digits and was subject to an annual minimum royalty in the amounts of $100 starting 30 months after achievement of Milestone 2, $500 per year after the fifth anniversary of achievement of Milestone 2 and $1,000 annually after the eighth anniversary of achievement of Milestone 2. As of September 30, 2021, no milestones had been achieved, and the Ingredion Agreements had been terminated. As such, no royalty revenue has been recognized.

5.	COLLABORATION ARRANGEMENT
The Company’s collaboration revenue is generated through collaboration arrangements with Ingredion. Starting in December 2015, the Company entered into a Master Collaboration and Exclusive License Agreement and related amendments (collectively, the “Ingredion Agreements”) with Ingredion to develop a semicontinuous cell-free production process for the commercial production of certain molecules using biological synthesis tools and proprietary technology developed by GreenLight. As per the Ingredion Agreements, (a) the Company and Ingredion will agree to specific collaboration projects from time to time and the Company will be compensated by Ingredion for each project according to an agreed-upon
billing schedule, (b) Ingredion will make payments to the Company upon achievement of specific technical milestones, and (c) Ingredion will also make royalty payments, including annual minimum royalty payments, to the Company if and when certain commercial and regulatory milestones are met.
The Company recognized funded research and collaboration revenue of $3,001 and $962 in the consolidated statements of operations during the years ended December 31, 2019, and 2020, respectively, related to specific collaboration projects associated with the Ingredion Agreements. Costs associated with the Ingredion Agreements were recorded as research and development expenses.
Under the Ingredion Agreements, the Company is entitled to receive up to $12,000 in milestone payments upon the achievement of six separate milestones, including demonstration of feasibility, achievement of pilot scale production that satisfies specified volume, yield, and cost targets (“Milestone 2”), and achievement of commercial scale production that satisfies specified volume, yield, and cost targets, as well as achievement of three separate targets for net sales by Ingredion of products based on the licensed technology. At the end of each reporting period, the Company re-evaluates
the probability of achievement of Milestone 2 and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are added to the transaction price with a corresponding adjustment being made to the measure of progress, and, as necessary, recorded on a cumulative catch-up
basis, which would affect collaboration revenue in the period of adjustment. As of December 31, 2020, no milestone payments have been included in the transaction price.
For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). The Company is entitled to receive royalties on net sales by Ingredion of products based on the licensed technology. The royalty rate is in the mid-single
digits and is subject to an annual minimum royalty in the amounts of $100 starting 30 months after achievement of Milestone 2, $500 per year after the fifth anniversary of achievement of Milestone 2 and $1,000 annually after the eighth anniversary of achievement of Milestone 2. As of December 31, 2020, no milestones have been achieved, and it is not probable that the Company will reach any milestones. As such, no royalty revenue has been recognized.